DEPOSITS AND DOWN PAYMENT FROM CUSTOMERS (Details) ₫ in Millions	12 Months Ended
	Dec. 31, 2024 VND (₫)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 VND (₫)		Dec. 31, 2024 USD ($)
DEPOSITS AND DOWN PAYMENT FROM CUSTOMERS
Refundable deposit liabilities	₫ 2,524,022		₫ 329,746		$ 103,719,827
Non-refundable down-payment of contract liabilities	1,041,441		864,366		42,796,014
TOTAL	3,565,463		1,194,112	[1]	$ 146,515,841
Revenue recognized from non-refundable down-payment in 2024 (2023) from these contract liabilities as of December 31, 2023 (2022)	₫ 728,073	$ 29,918,759	₫ 652,339

[1]	As adjusted to reflect the historical financial statements of VinES JSC acquired in January 2024, deemed as reorganization under common control (Note 3).